SHARE-BASED COMPENSATION - Share Option Activities - Narrative (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
SHARE-BASED COMPENSATION
Aggregate fair value of the equity awards vested	$ 2,761,089	$ 3,920,616
Unrecognized employee share based compensation expense	$ 14,106,385
Weighted average period to recognize unrecognized compensation cost (in years)	1 year 2 months 12 days